--------------------------------------------------------------------------------

                               John Hancock Funds

                                    Limited-
                                      Term
                                   Government
                                      Fund

                                  FINAL REPORT

                                December 5, 1997

--------------------------------------------------------------------------------

                John Hancock Funds - Limited-Term Government Fund

                                    Trustees
                             Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz*
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove*
                               Douglas M. Costle*
                               Leland O. Erdahl *
                              Richard A. Farrell *
                                 Gail D. Fosler*
                               William F. Glavin *
                                 Anne C. Hodsdon
                                 John A. Moore*
                             Patti McGill Peterson*
                                 John W. Pratt*
                               Richard S. Scipione
                                Edward Spellman*
                        * Members of the Audit Committee

                                    Officers
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon

                                    President
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                  Second Vice President and Compliance Officer

                                    Custodian
                         Investors Bank & Trust Company
                              200 Clarendon Street
                           Boston, Massachusetts 02116

                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

                John Hancock Funds - Limited-Term Government Fund

Statement of Assets and Liabilities
Final Report December 5, 1997* (Unaudited)
------------------------------------------------------------------------------------------------------------------------
Assets:
    Investments at value - Note C:
                United States government and agencies obligations
                                           (cost - 135,526,448    )                                         $136,809,282
                Joint repurchase agreement (cost - 20,929,000     )                                           20,929,000
                Corporate savings account                                                                            697
                                                                                                      -------------------
                                                                                                             157,738,979
    Interest receivable                                                                                        1,856,202
    Other assets                                                                                                   9,600
                                                                                                      -------------------
                                                                           Total Assets                      159,604,781
                                                                           ----------------------------------------------
Liabilities:
    Payable for shares repurchased                                                                                34,688
    Payable to John Hancock Advisers, Inc.
                and affiliates - Note B                                                                          125,094
    Accounts payable and accrued expenses                                                                        136,738
                                                                                                      -------------------
                                                                           Total Liabilities                     296,520
                                                                           ----------------------------------------------
Net Assets:
    Capital paid-in                                                                                          168,997,114
    Accumulated net realized loss on investments                                                             (10,966,041)
    Net unrealized appreciation of investments                                                                 1,284,544
    Distributions in excess of net investment income                                                              (7,356)
                                                                                                      -------------------
                                                                           Net Assets                       $159,308,261
                                                                           ==============================================

Net Asset Value Per Share:
    (Based on net asset values and shares of beneficial interest outstanding unlimited number of shares authorized with no par value)
    Class A -                                  $149,668,850     17,632,403                                         $8.49
    =====================================================================================================================
    Class B -                                    $9,639,411      1,135,614                                         $8.49
    =====================================================================================================================
Maximum Offering Price Per Share**

    Class A -                                 ($       8.49       x 103.09%)                                       $8.75
    =====================================================================================================================

    * The net assets of the John Hancock Limited-Term Government Fund ("the Fund") were merged into the John Hancock Intermediate Maturity Government Fund as of the close of business on December 5, 1997 and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflect the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).

    ** On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.


                       SEE NOTES TO FINANCIAL STATEMENTS

                John Hancock Funds - Limited-Term Government Fund

Statement of Operations
For the Period June 1, 1997 to December 5, 1997* (Unaudited)
-----------------------------------------------------------------------------
Investment Income:

   Interest                                             $          6,521,714
                                                       ----------------------
   Expenses:
   Investment management fee - Note B                                514,856
   Distribution and service fee - Note B
    Class A                                                          241,263
    Class B                                                           53,884
   Transfer agent fee - Note B                                       279,348
   Registration and filing fees                                       59,027
   Custodian fee                                                      25,388
   Financial services fee - Note B                                    15,317
   Printing                                                           12,414
   Miscellaneous                                                       4,532
   Trustees' fees                                                      1,318
   Legal fees                                                             64
                                                       ----------------------
              Total Expenses                                       1,207,411
              ---------------------------------------------------------------
              Net Investment Income                                5,314,303
              ---------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments:
   Net realized loss on investments sold                            (341,745)
   Change in net unrealized appreciation/depreciation
    of investments                                                 1,430,031
                                                       ----------------------
              Net Realized and Unrealized Gain on
              Investments                                          1,088,286
              ---------------------------------------------------------------
              Net Increase in Net Assets
              Resulting from Operations                 $          6,402,589
              ===============================================================

* The net assets of the John Hancock Limited-Term Government Fund ("the Fund") were merged into the John Hancock Intermediate Maturity Government Fund as of the close of business on December 5, 1997 and the Fund was subsequently terminated. The Statement of Operations reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).


                       SEE NOTES TO FINANCIAL STATEMENTS

                John Hancock Funds - Limited-Term Government Fund

Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------
                                                                                                                     FOR THE PERIOD
                                                                                                 PERIOD FROM        JUNE 1, 1997 TO
                                                                             YEAR ENDED       JANUARY 1, 1997 TO  DECEMBER 5, 1997**
                                                                          DECEMBER 31, 1996    MAY 31, 1997(1)        (UNAUDITED)
                                                                         -------------------  ------------------  -----------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income                                                         $11,239,968          $4,536,302          $5,314,303
  Net realized loss on investments sold                                          (2,003,789)         (1,334,467)           (341,745)
  Change in net unrealized appreciation/depreciation of investments              (2,843,831)           (429,177)          1,430,031
                                                                         -------------------  ------------------  -----------------
     Net Increase in Net Assets Resulting from Operations                         6,392,348           2,772,658           6,402,589
                                                                         -------------------  ------------------  -----------------

Distributions to Shareholders:
  Dividends from net investment income
     Class A - ($0.4969, $0.2172 and $0.2754 per share, respectively)           (10,700,263)         (4,285,612)         (5,006,919)
     Class B - ($0.4365, $0.1927 and $0.2448 per share, respectively)              (539,705)           (232,158)           (298,597)
  Distributions in excess of net investment income
     Class A - ($0.0004, none and $0.0017 per share, respectively)                   (7,046)                  -             (31,320)
     Class B - ($0.0004, none and $0.0015 per share, respectively)                     (450)                  -              (1,868)
  Distributions from capital paid-in
     Class A - ($0.0002, none and none per share, respectively)                      (4,733)                  -                   -
     Class B - ($0.0002, none and none per share, respectively)                        (302)                  -                   -
                                                                         -------------------  ------------------  -----------------
     Total Distributions to Shareholders                                        (11,252,499)         (4,517,770)         (5,338,704)
                                                                         -------------------  ------------------  -----------------

From Fund Share Transactions - Net:*                                            (18,119,220)        (16,011,498)        (10,466,018)
                                                                         -------------------  ------------------  -----------------

Net Assets:
  Beginning of period                                                           209,446,375         186,467,004         168,710,394
                                                                         -------------------  ------------------  -----------------
  End of period (including distributions in excess of net investment income of $7,496, undistributed net investment income of $11,036 and distributions in excess of net investment income of $7,356
      respectively)                                                            $186,467,004        $168,710,394        $159,308,261
                                                                         ===================  ==================  =================

* Analysis of Fund Share Transactions:

                                                                                                       PERIOD FROM
                                                              YEAR ENDED                            JANUARY 1, 1997 TO
                                                          DECEMBER 31, 1996                           MAY 31, 1997(1)
                                              -----------------------------------------  -------------------------------------------
                                                   SHARES               AMOUNT                SHARES                 AMOUNT
                                              -----------------  ----------------------  ------------------   ----------------------
CLASS A
   Shares sold                                       8,589,879             $73,562,942           6,285,942              $53,204,395
   Shares issued to shareholders
      in reinvestment of distributions               1,084,136               9,262,691             435,562                3,679,981
                                              -----------------  ----------------------  ------------------   ----------------------
                                                     9,674,015              82,825,633           6,721,504               56,884,376
   Less shares repurchased                         (11,785,941)           (100,900,256)         (8,627,330)             (73,012,198)
                                              -----------------  ----------------------  ------------------   ----------------------
   Net decrease                                     (2,111,926)           ($18,074,623)         (1,905,826)            ($16,127,822)
                                              =================  ======================  ==================   ======================
CLASS B
   Shares sold                                       2,842,991             $24,268,297             652,540               $5,515,265
   Shares issued to shareholders in
      reinvestment of distributions                     47,385                 404,715              19,673                  166,136
                                              -----------------  ----------------------  ------------------   ----------------------
                                                     2,890,376              24,673,012             672,213                5,681,401
   Less shares repurchased                          (2,895,175)            (24,717,609)           (657,806)              (5,565,077)
                                              -----------------  ----------------------  ------------------   ----------------------
   Net increase (decrease)                              (4,799)               ($44,597)             14,407                 $116,324
                                              =================  ======================  ==================   ======================

                                                          FOR THE PERIOD
                                                         JUNE 1, 1997 TO
                                                        DECEMBER 5, 1997**
                                                            (UNAUDITED)
                                           -----------------------------------------------
                                                  SHARES                   AMOUNT
                                           ----------------------   ----------------------
CLASS A
   Shares sold                                         3,182,785              $26,928,922
   Shares issued to shareholders
      in reinvestment of distributions                   518,720                4,411,725
                                           ----------------------   ----------------------
                                                       3,701,505               31,340,647
   Less shares repurchased                            (4,815,026)             (40,884,575)
                                           ----------------------   ----------------------
   Net decrease                                       (1,113,521)             ($9,543,928)
                                           ======================   ======================
CLASS B
   Shares sold                                           374,890               $3,175,817
   Shares issued to shareholders in
      reinvestment of distributions                       24,345                  207,108
                                           ----------------------   ----------------------
                                                         399,235                3,382,925
   Less shares repurchased                              (506,836)              (4,305,015)
                                           ----------------------   ----------------------
   Net increase (decrease)                              (107,601)               ($922,090)
                                           ======================   ======================

(1)Effective May 31, 1997, the fiscal period end changed from December 31 to May 31.
** The net assets of the John Hancock Limited-Term Government Fund ("the Fund") were merged into the John Hancock Intermediate Maturity Government Fund as of the close of business on December 5, 1997 and the Fund was subsequently terminated. The Statement of Changes in Net Assets reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).


                       SEE NOTES TO FINANCIAL STATEMENTS

         John Hancock Funds - John Hancock Limited-Term Government Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------------------------
                                                                  1992        1993         1994          1995          1996
                                                               ---------    ---------    ---------     ---------     ---------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period                         $   8.97     $   8.77     $   8.80      $   8.31      $   8.73
                                                               ---------    ---------    ---------     ---------     ---------
   Net Investment Income                                            0.54         0.48         0.38(1)       0.50(1)       0.50(1)
   Net Realized and Unrealized Gain (Loss) on Investments          (0.18)        0.14        (0.49)         0.42         (0.21)
                                                               ---------    ---------    ---------     ---------     ---------
     Total from Investment Operations                               0.36         0.62        (0.11)         0.92          0.29
                                                               ---------    ---------    ---------     ---------     ---------
   Less Distributions:
   Dividends from Net Investment Income                            (0.54)       (0.48)       (0.38)        (0.50)        (0.50)
   Distributions from Net Realized Gain on Investments Sold        (0.02)       (0.11)        ----          ----          ----
                                                               ---------    ---------    ---------     ---------     ---------
     Total Distributions                                           (0.56)       (0.59)       (0.38)        (0.50)        (0.50)
                                                               ---------    ---------    ---------     ---------     ---------
   Net Asset Value, End of Period                               $   8.77     $   8.80     $   8.31      $   8.73      $   8.52
                                                               =========    =========    =========     =========     =========
   Total Investment Return at Net Asset Value (2)                   4.19%        7.13%       (1.31%)       11.23%         3.45%

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)                     $259,170     $262,903     $218,846      $198,681      $175,995
   Ratio of Expenses to Average Net Assets                          1.55%        1.51%        1.41%         1.36%         1.37%
   Ratio of Net Investment Income to Average Net Assets             6.13%        5.34%        4.39%         5.76%         5.81%
   Portfolio Turnover Rate                                           185%         175%         155%          105%          166%

-------------------------------------------------------------------------------
                                                                                   FOR THE PERIOD
                                                                PERIOD FROM        JUNE 1, 1997 TO
                                                              JANUARY 1, 1997      DECEMBER 5, 1997
                                                             TO MAY 31, 1997(6)      (UNAUDITED)
                                                             ------------------      -------------

CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period                         $   8.52               $   8.44
                                                               ---------              ---------
   Net Investment Income                                            0.22(1)                0.28(1)
   Net Realized and Unrealized Gain (Loss) on Investments          (0.08)                  0.04
                                                               ---------              ---------
     Total from Investment Operations                               0.14                   0.32
                                                               ---------              ---------
   Less Distributions:
   Dividends from Net Investment Income                            (0.22)                 (0.27)
   Distributions from Net Realized Gain on Investments Sold         ----                   ----
                                                               ---------              ---------
     Total Distributions                                           (0.22)                 (0.27)
                                                               ---------              ---------
   Net Asset Value, End of Period                                   8.44                   8.49
                                                               =========              =========
   Total Investment Return at Net Asset Value (2)                   1.64(4)                3.88(4)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)                     $158,218               $149,669
   Ratio of Expenses to Average Net Assets                          1.34%(5)               1.36%(5)
   Ratio of Net Investment Income to Average Net Assets             6.23%(5)               6.24%(5)
   Portfolio Turnover Rate                                           142%                    32%

CLASS B (3)
Per Share Operating Performance
   Net Asset Value, Beginning of Period                       $ 8.77         $  8.31       $  8.73       $  8.52          $ 8.44
                                                           ---------       ---------     ---------     ---------       ---------
   Net Investment Income (1)                                    0.30            0.45          0.44          0.19(1)         0.25
   Net Realized and Unrealized Gain on Investments             (0.46)           0.42         (0.21)        (0.08)           0.04
                                                           ---------       ---------     ---------     ---------       ---------
     Total from Investment Operations                          (0.16)           0.87          0.23          0.11            0.29
                                                           ---------       ---------     ---------     ---------       ---------
   Less Distributions:
   Dividends from Net Investment Income                        (0.30)          (0.45)        (0.44)        (0.19)          (0.24)
                                                           ---------       ---------     ---------     ---------       ---------
   Net Asset Value, End of Period                              $8.31           $8.73         $8.52         $8.44           $8.49
                                                           =========       =========     =========     =========       =========
   Total Investment Return at Net Asset Value (2)              (1.84)(4)       10.60%         2.72%         1.34%(4)        3.51%(4)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)                   $7,111         $10,765       $10,472       $10,493          $9,639
   Ratio of Expenses to Average Net Assets                      2.12%(5)        1.93%         2.08%         2.04%(5)        2.07%(5)
   Ratio of Net Investment Income (Loss) to Average
      Net Assets                                                3.70%(5)        5.21%         5.10%         5.53%(5)        5.50%(5)
   Portfolio Turnover Rate                                       155%            105%          166%          142%             32%

(1)   Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charge.
(3)   Class B shares commenced operations on January 3, 1994.
(4)   Not annualized.
(5)   Annualized.
(6) Effective May 31, 1997, the fiscal period end changed from December 31 to May 31.


                       SEE NOTES TO FINANCIAL STATEMENTS

                John Hancock Funds - Limited-Term Government Fund

Schedule of Investments
`
December 5, 1997  (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PAR VALUE
                                                            INTEREST           MATURITY                  (000s           MARKET
ISSUER, DESCRIPTION                                           RATE               DATE                   OMITTED)          VALUE
-------------------                                           ----               ----                   --------          -----
U.S. GOVERNMENT AND AGENCIES SECURITIES

Government - U.S. (41.55%)
United States Treasury,
Bond                                                          11.875%          11-15-03                  $17,000      $ 21,972,500
Bond                                                          10.750           08-15-05                   15,000        19,352,400
Bond                                                          12.000           08-15-13                    7,000        10,206,840
Note                                                           6.000           08-15-00                    5,000         5,019,550
Note                                                           8.750           08-15-00                    5,700         6,105,213
Note                                                           6.250           02-28-02                    3,500         3,543,190
                                                                                                                     -------------
                                                                                                                        66,199,693
                                                                                                                     -------------

Government - U.S. Agencies (44.32%)
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf                                            8.500           06-01-06 to 07-01-07        5,630         5,833,170
CMO REMIC 1204-G                                               7.000           11-15-05                    3,275         3,290,607
Deb                                                            7.380           03-23-00                    1,000         1,004,690
Federal National Mortgage Assn.,
30 Yr ARM                                                      8.000#          03-01-22                      926           962,634
CMO REMIC Pass Thru Ctf Ser G-29 Class N                       8.500           06-25-07                    4,147         4,169,238
Medium Term Note                                               8.320           03-02-05                    1,500         1,509,135
Note Ser 04-J                                                  8.250           10-12-04                   28,900        29,940,342
Government National Mortgage Assn.,
30 Yr ARM                                                      6.875#          10-20-24                   17,595        18,084,159
30 Yr Pass Thru Ctf                                            8.500           01-15-27                    5,552         5,815,614
                                                                                                                     -------------
                                                                                                                        70,609,589
                                                                                                                     -------------

TOTAL U.S. GOVERNMENT AND AGENCIES SECURITIES (85.87%)
(Cost $135,526,448)                                                                                                    136,809,282
                                                                                                                     -------------

SHORT-TERM INVESTMENTS

Joint Repurchase Agreement (13.14%)
Investment in a joint repurchase agreement
transaction with Hong Kong Shanghai Banking
Corp., Dated 12-05-97, Due 12-08-97 (secured by
U.S. Treasury Notes, 5.625% thru 9.125%, Due
5-15-99 thru 10-15-06 and U.S. Treasury Bonds,
6.875% thru 9.125%, Due 5-15-09 thru 8-15-25)                   5.44                                      20,929        20,929,000
                                                                                                                     -------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company Daily Interest Savings Account
Current Rate 4.950%                                                                                                            697
                                                                                                                     -------------

TOTAL SHORT-TERM INVESTMENTS (13.14%)                                                                                   20,929,697
                                                                                                                     -------------

TOTAL INVESTMENTS (99.01%)                                                                                            $157,738,979
                                                                                                                     =============

# Represents rate in effect on December 5, 1997.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS

                        Notes to the Financial Statements
                John Hancock Funds - Limited-Term Government Fund

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock Limited-Term Government Fund (the "Fund") is a diversified open-end management investment company, registered under the Investment Company Act of 1940. On May 21, 1996 the Trustees voted to approve a change in the fiscal period from December 31 to May 31. This change was effective May 31, 1997.The investment objective of the Fund is to provide current income and security of principal through investments primarily in securities of the United States government and its agencies.

      The Trustees authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights to voting, redemptions, dividends and liquidation, except that certain expenses subject to the approval of the Trustees, may have been applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bore distribution and service expenses under terms of a distribution plan, have exclusive voting rights regarding that distribution plan.

      On November 12, 1997, the shareholders of the Fund approved a plan of reorganization between the Fund and John Hancock Intermediate Maturity Government Fund ("Intermediate Maturity Government Fund") providing for the transfer of substantially all of the assets and liabilities of the Fund to the Intermediate Maturity Government Fund in exchange solely for shares of beneficial interest of Intermediate Maturity Government Fund. After this transaction and as of the close of business on December 5, 1997, the Fund was terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

      Significant accounting policies of the Fund were as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement. Aggregate cash balances were invested in one or more repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy was to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provision was required. For federal income tax purposes, the Fund had $10,903,176 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforward was used by the Fund, no capital gains distributions would be made. The carryforward expires were follows: May 31, 2002 - $7,286,040 and May 31, 2004 - $1,950,205, May 31, 2005 -
$1,314,170 and December 5, 2005 - $352,761. Expired capital loss carryforwards were reclassified to capital paid-in, in the year of expiration.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Interest income on investment securities was recorded on the accrual basis.

      The Fund recorded all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions were determined in conformity with income tax regulations, which may differ from generally accepted accounting principals. Dividends paid by the Fund with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may have been applied differently to each class.

DISCOUNT ON SECURITIES The Fund accreted discount from par value on securities from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) were calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees if any, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund.

BANK BORROWINGS The Fund was permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enabled the Fund to participate with other Funds managed by the Adviser in an unsecured line of credit with banks which permitted borrowings up to $600 million, collectively. Interest was charged to each Fund, based on its borrowing, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at a rate of 0.075% per annum based on the average daily unused portion of the line of credit, was allocated among the participating Funds. The Fund had no borrowing activity for the year ended December 5, 1997.

NOTE B-
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the investment management contract, the Fund paid a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.60% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.55% of the next $250,000,000, and (c) 0.50% of the Fund's average daily net asset value in excess of $500,000,000.

      The Fund had a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the year ended December 5, 1997, net sales charges received with regard to sales of Class A shares amounted to $58,667. Out of this amount, $7,507 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $13,997 was paid as sales commissions to unrelated broker dealers and $37,163 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors.

      Class B shares which were redeemed within four years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 3.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC were paid to JH Funds and were used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended, December 5, 1997, contingent deferred sales charges paid to JH Funds amounted to $19,470.

      In addition, to reimburse JH Funds for the services it provided as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund made payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may have been service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

      The Fund had a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund paid transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

      The Fund had an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

      Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are trustees and/or officers of the Adviser and/or its affiliates, as well as a Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees could elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At December 5, 1997, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $1,710.

NOTE C-
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of obligations of the U.S. government and its agencies, other than short-term securities, during the year ended December 5, 1997, aggregated $49,301,721 and $81,261,037, respectively.

      The cost of investments owned at December 5, 1997 for federal income tax purposes was $156,518,314. Gross unrealized appreciation and depreciation of investments aggregated $1,977,378 and $757,410, respectively, resulting in net unrealized appreciation of $1,219,968.

NOTE D-
RECLASSIFICATION OF CAPITAL ACCOUNTS

During the year ended December 5, 1997, the Fund had reclassified amounts to reflect a decrease in accumulated net investment loss of $6,009 and an increase in capital paid-in of $6,009. This represented the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 5, 1997. Additional adjustments may have been needed in subsequent reporting periods. These reclassifications, which had no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excluded these adjustments.

TAX INFORMATION NOTICE (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the taxable distributions of the Fund for its fiscal year ended December 5, 1997.

      With respect to the Fund's ordinary taxable income for the fiscal year ended December 5, 1997, none of the dividends qualify for the dividends received deduction available to corporations.